Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
Description of Loss Per Share	The accounting policies set out below have been consistently applied for all periods presented in these consolidated financial statements:
Lease term	5 years